Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Significant accounting policies

3. Significant accounting policies

3.1 Basis of consolidation

The consolidated financial statements include the financial statements of the Group and its subsidiary on a consolidated basis. Subsidiary is an entity over which the Group has control. The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Group has power over an entity when the Group has existing rights that give it the current ability to direct the relevant activities, i.e. activities that significantly affect the entity’s returns.

When assessing control, the Group considers its potential voting rights as well as potential voting rights held by other parties, to determine whether it has control. A potential voting right is considered only if the holder has the practical ability to exercise that right.

A subsidiary is consolidated from the date on which control is transferred to the Group. It is deconsolidated from the date the control ceases.

Intra-group transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When necessary, amounts reported by a subsidiary has been adjusted to conform with the Group’s accounting policies.

3.2 Translation of foreign currencies

(i)	Functional and presentation currency

Items included in the financial statements of each entity in the Group are measured using the currency that best reflects the economic substance of the underlying events and circumstances relevant to the entity (the “functional currency”). The functional currency of the Company is United States dollars (“USD ”). As major operations of the Group are within Malaysia, the Group presents its consolidated financial statements in Ringgit Malaysia (MYR ), unless otherwise stated.

(ii)	Convenience translation

Translations of amounts in the consolidated statements of financial position, consolidated statements of profit or loss and other comprehensive (loss)/income and consolidated statements of cash flows from MYR into USD as of and for the year ended December 31, 2024 are solely for the convenience of the reader and were calculated at the noon buying rate of USD 1= MYR 4.4695 on December 31, 2024 as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the MYR amounts could have been, or could be, converted, realized or settled into USD at such rate or at any other rate.

(iii)	Transactions and balances

Foreign currency transactions during the year are translated into the respective functional currencies of group companies at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the end of each reporting period. Exchange gains and losses are recognized in profit or loss and presented within other income.

Non-monetary assets and liabilities that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction.

(iv)	Foreign operations

The results of foreign operations are translated into MYR at the exchange rates approximating the exchange rates at the dates of the transactions. Statements of financial position items are translated into USD at the exchange rates at the end of each reporting period. The resulting exchange differences are recognized in other comprehensive income and accumulated separately in equity in the translation reserve.

3.3 Trade and other receivables

A receivable is recognized when the Group has an unconditional right to receive consideration. A right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due.

The Group does not have any receivables that contain significant financing component at the end of each reporting period. Receivables are initially measured at their transaction price. All receivables are subsequently stated at amortized cost and including an allowance for credit losses (see note 3.5).

3.4 Trade and other payables

Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. Trade and other payables are initially recognized at fair value and subsequently stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.

3.5 Credit losses from financial instruments

The Group recognizes a loss allowance for expected credit loss (“ECL”) on financial assets which are subject to impairment under IFRS 9 (including trade and other receivables, amounts due from related parties, bank deposits and bank balances).

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all expected cash shortfalls (i.e. the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive). The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk. In measuring ECLs, the Group takes into account reasonable and supportable information that is available without undue cost or effort. This includes information about past events, current conditions and forecasts of future economic conditions.

 ECLs are measured on either of the following bases:

●	12-month ECLs: these are losses that are expected to result from possible default events within the 12 months after the reporting date; and

●	lifetime ECLs: these are losses that are expected to result from all possible default events over the expected lives of the items to which the ECL model applies.

Loss allowances for trade receivables are always measured at an amount equal to lifetime ECLs. ECLs on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors and an assessment of both the current and forecast general economic conditions at the reporting date.

For all other financial instruments, the Group recognizes a loss allowance equal to 12-month ECLs unless there has been a significant increase in credit risk of the financial instrument since initial recognition, in which case the loss allowance is measured at an amount equal to lifetime ECLs.

Significant increases in credit risk

In assessing whether the credit risk of a financial instrument has increased significantly since initial recognition, the Group compares the risk of default occurring on the financial instrument assessed at the reporting date with that assessed at the date of initial recognition. In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

●	failure to make payments of principal or interest on their contractually due dates;

●	an actual or expected significant deterioration in a financial instrument’s external or internal credit rating (if available);

●	an actual or expected significant deterioration in the operating results of the debtor; and

●	existing or forecast changes in the technological, market, economic or legal environment that have a significant adverse effect on the debtor’s ability to meet its obligation to the Group.

Depending on the nature of the financial instruments, the assessment of a significant increase in credit risk is performed on either an individual basis or a collective basis. When the assessment is performed on a collective basis, the financial instruments are grouped based on shared credit risk characteristics, such as past due status and credit risk ratings.

ECLs are remeasured at each reporting date to reflect changes in the financial instrument’s credit risk since initial recognition. Any change in the ECL amount is recognized as an impairment gain or loss in profit or loss. The Group recognizes an impairment gain or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

3.6 Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses (see note 3.9). The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values if any, over their estimated useful lives and is generally recognized in profit or loss. The useful lives used for this purpose are as follows:

●	Computer and equipment	3 years

●	Furniture and fittings	3 years

●	Fire system	5 years

●	Motor vehicle	5 years

●	Renovation	shorter of expected lives of office renovation and lease terms

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Gains or losses arising from the retirement or disposal of an item of property and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of retirement or disposal.

3.7 Intangible assets

Intangible assets that are acquired by the Group are stated at cost less accumulated amortization (where the estimated useful life is finite) and accumulated impairment losses (see note 3.9).

Intangible assets with finite lives are subsequently amortized on a straight-line basis over the useful life and is recognized in profit or loss. The useful life and the amortization method for an intangible asset with a finite useful life are reviewed, and adjusted if appropriate, at least at each year end. The useful lives used for this purpose are as follows:

●	Website	3 years

●	Software	5 years

3.8 Lease

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to direct the use of the identified asset and to obtain substantially all of the economic benefits from that use.

(i)	As a lessee

At the lease commencement date, the Group recognizes a right-of-use asset and a lease liability, except for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with those leases which are not capitalized are recognized as an expense on a systematic basis over the lease term.

Where the lease is capitalized, the lease liability is initially recognized at the present value of the lease payments payable over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, using a relevant incremental borrowing rate. The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased. After initial recognition, the lease liability is measured at amortized cost and interest expense is calculated using the effective interest method. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability and hence are charged to profit or loss in the accounting period in which they are incurred.

The right-of-use asset recognized when a lease is capitalized is initially measured at cost, which comprises the initial amount of the lease liability plus any lease payments made at or before the commencement date, and any initial direct costs incurred. Where applicable, the cost of the right-of-use assets also includes an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, discounted to their present value, less any lease incentives received. The right-of-use asset is subsequently stated at cost less accumulated depreciation and impairment losses (see note 3.9). Depreciation is calculated to write off the cost of items of right-of-use assets, using the straight-line method over the unexpired lease term.

(ii)	Sales and leaseback transactions

The Group applies IFRS 15 for determining if the transfer of an asset to the buyer (lessor) is to be accounted for as a sale of assets. After the sale of assets is concluded, the Group measures the right-of-use assets arising from the leaseback at the proportion of the previous carrying value of the asset that relates to the right of use retained by the Group. Accordingly, the Group recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer (lessor).

3.9 Impairment on property, plant and equipment, right-of-use assets and intangible assets

At the end of the reporting period, the Group reviews the carrying amounts of its property, plant and equipment, right-of-use assets and intangible assets with finite useful lives to determine whether there is any indication that these assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated in order to determine the extent of the impairment loss (if any).

The recoverable amount of property, plant and equipment, right-of-use assets and intangible assets are estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of fair value less costs of disposal and value in use. The fair value less cost to sell is the estimated amount obtainable from the sale of an asset in an arm’s length transaction less disposal costs, while value in use is the present value of estimated future cash flows from the continuing use of an asset and from its disposal at the end of its useful life.

A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. The increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years.

3.10 Cash

The Group maintains all of its bank accounts in Malaysia and no cash equivalents. Cash are assessed for ECL (see note 3.5).

3.11 Development costs

CEA vertical farms under development is stated at the lower of cost and net realizable value. Net realizable value takes into account the price ultimately expected to be realized, less applicable variable selling expenses and anticipated cost to completion. Development cost of CEA vertical farms comprises mainly construction cost and equipment installation work incurred during the development period. On completion, the CEA vertical farms are transferred to completed project held for sale.

CEA vertical farms under development is classified as a current asset unless it will not be realized in one normal operating cycle.

3.12 Redeemable convertible preference shares

Redeemable convertible preference shares (“RCPS”) are with a fixed dividend rate and redeemable at the request of the holders upon the occurrence of a certain redemption event or on the maturity date as agreed in the corresponding shareholders’ agreement. The conversion option embedded, if any, is with a conversion ratio of one RCPSs to one common share of the Company.

The Group reviews the term and conditions of the RCPS to conclude whether the RCPSs have the characteristics of:

-	A financial liability – when the financial instruments are with contractual obligation to deliver cash or other financial assets, including to pay a fixed rate or dividend and/or have a mandatory redemption feature at a future date;

-	An equity instrument – when the financial instruments do not have a fixed maturity and the issuer does not have a contractual obligation to make any payment, which represent a residual interest in the assets of an entity after deducting all of its liabilities.

RCPSs without conversion option have been classified as financial liabilities, which are measured initially at fair value and subsequently at amortized cost.

RCPSs with conversion option have been classified as a compound financial instrument, with liability and equity components. When the initial carrying amount of a compound financial instrument is allocated to its equity and liability components, the equity component is assigned the residual amount after deducting from the fair value of the instrument as a whole the amount separately determined for the liability component. The sum of the carrying amounts assigned to the liability and equity components on initial recognition is always equal to the fair value to the instrument as a whole. No gain or loss arises from initially recognizing the components of the instrument separately.

Any transaction costs are recognized as finance costs in the consolidated statements of profit or loss.

3.13 Revenue and other income

Income is classified by the Group as revenue when it arises from the sale of products and the provision of services.

Revenue is recognized when control over the product or service is transferred to the customer, at the amount of promised consideration to which the Group is expected to be entitled in exchange for the satisfaction of a specific performance obligation, excluding those amounts collected on behalf of third parties.

The Group takes advantage of the practical expedient in paragraph 63 of IFRS 15 and does not adjust the consideration for the effects of any significant financing component if the expected period of financing is 12 months or less.

Further details of the Group’s revenue and other income recognition policies are as follows:

(i)	Farm solutions

The Group offers a comprehensive set of farm solutions to the customers, which include to sell CEA vertical farm as an integrated project or to provide CEA vertical farms design and construction service separately according to the specific demands from the customers.

Designing service of CEA vertical farms

Revenue from farm design service, as a single promise, is recognized at a point in time when the relevant services are rendered, generally upon acceptance of the farm layout plan for the customer and the Group has a present right to receive payment. The contract payment is not subject to any variable consideration, refund, cancellation or termination provision.

CEA vertical farms related construction services

Revenue from farm related construction service is recognized over time as the customer simultaneously receives and consumes the benefits provided by the Group’s performance as it occurs, and the customer controls the related asset as it is created or enhanced.

Under the construction contract, the Group is responsible for providing the overall management of the construction project and identifies goods and services to be provided including procurement, construction, engineering and finishing. The Group identifies only one performance obligation in farm construction service as the goods and services to be provided under the contract are not separately identifiable within the context of the agreement to be distinct performance obligations.

The construction revenue is recognized according to the stage of completion of the works. The contract payment is not subject to any variable consideration, refund, cancellation or termination provision.

Farm sales

For CEA vertical farms sales contract for which the control of the farm is transferred at a point in time, revenue is recognized upon acceptance of the farm for the customer and the Group has a present right to receive payment. The contract payment is not subject to any variable consideration, refund or return provision.

(ii)	Management fees

The Group earns management fees by providing professional skills and knowledge to operate and manage CEA vertical farm. Management fee is recognized over the period in which the services are rendered.

(iii)	Sale of fresh produce

Revenue from sale of fresh produce is measured based on the consideration specified in a contract with customers from both retailers and distributors, regardless of the customer being a third party or a related party, in exchange for goods delivered. Agroz Group fulfills its sales obligation to its customers by purchasing fresh produce from the farms that it operates and manages, which are owned by related parties. For both sales to retailer and distributor customers, Agroz Group recognized revenue at a point in time when the control is transferred to the customer, generally on delivery of the vegetables. Agroz Group ensures the quality of its products to meet customers’ requirements and manages delivery of fresh produce to customers. Management determines the transaction price of fresh produce and is responsible for quality of products and customer returns to take the inventory risk. Hence, revenue recognized and billings to customers are at gross.

Revenue from the sale of fresh produce is recognized at a point in time when control of the produce is transferred to the customer, generally on delivery of the vegetables.

Management also collaborates with third parties who provide platforms for sale of fresh produce. Agroz Group will deliver vegetables to third parties and determine selling price of fresh produce. The Group holds inventory risk before the fresh produce sold to end customers. As Agroz Group acts as principal and determines transaction price of fresh produce, revenue generated from fresh produce is recognized at gross.

(iv)	Interest income

For financial assets measured at amortized cost, interest income is measured using the effective interest method and recognized in profit or loss.

(v)	Government grants

Government grants initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attached to them. Grants that compensate the Group for expenses incurred are recognized as other income in profit or loss based on the timing of when the related costs for which the grants are intended to compensate are incurred.

3.14 Bank borrowing

Bank borrowing was initially recognized at fair value, net of transaction costs incurred, and subsequently measured at amortized cost using the effective interest method.

Bank borrowing was classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

3.15 Finance costs

Finance costs are expensed in the period in which they are incurred, comprising fixed-rate dividend of mandatorily redeemable convertible preference shares, interest of lease liabilities, bank and related party borrowing.

3.16 Income tax

Income tax expense comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous periods. The amount of current tax payable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, deferred tax assets also arise from unused tax losses and unused tax credits.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

The measurement of deferred taxes reflects the tax consequences that would follow the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

3.17 Employee benefits

(i)	Short-term employee benefits

Short-term employee benefits are recognized at the undiscounted amount of the benefits expected to be paid as and when employee rendered the services. All short-term employee benefits are recognized as an expense unless IFRSs requires to permit the inclusion of the benefit in the cost of an asset. A liability is recognized for benefits accruing to employees (such as wages and salaries, annual leaves and sick leave) after deducting any amount already paid.

(ii)	Retirement benefit costs

Payments to defined contribution retirement benefit plans are recognized as expenses when employees have rendered services entitling them to the contributions.

(iii)	Termination benefits

Termination benefits are recognized at the earlier of the dates when the Group can no longer withdraw the offer of those benefits and when the Group recognizes restructuring costs and involves the payment of termination benefits.

3.18 Related parties

A related party is a person or entity that is related to the Group.

(A)	A person or a close member of that person’s family is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or of a parent of the Group.

(B)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others);

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member);

(iii)	Both entities are joint ventures of the same third party;

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group. If the Group is itself such a plan, the sponsoring employers are also related to the Group;

(vi)	The entity is controlled or jointly controlled by a person identified in (A);

(vii)	A person identified in (A)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); or

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to a parent of the Group.

(ix)	Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

3.19 Provisions and contingent liabilities

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

The Group does not recognize contingent liabilities, but discloses their existence in the notes to the financial statements. A contingent liability is a possible obligation that arises from past events which existence will be confirmed by the occurrence or non-occurrence of one or more uncertain future events beyond the control of the Group or a present obligation that is not recognized because it is not probable that an outflow of resources will be required to settle the obligation.

3.20 Share capital

(i) Ordinary shares

Proceeds from ordinary shares issued are accounted for in equity. Cost directly attributable to the issuance of new equity shares are deducted from equity.

(ii) Earnings Per Share

Basic earnings per share is calculated by dividing net income attributable to shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of financing costs associated with dilutive potential ordinary shares and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

 3.21 Classification of current and non-current items

An asset is classified as current when:

(a)	it expects to realize the asset, or intends to sell or consume it, in its normal operating cycle;

(b)	it holds the asset primarily for the purpose of trading;

(c)	it expects to realize the asset within twelve months after the reporting period; or

(d)	the asset is cash or a cash equivalent unless the asset is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets as are classified as non-current.

A	liability is classified as current when:

(i)	it expects to settle the liability in its normal operating cycle;

(ii)	it holds the liability primarily for the purpose of trading;

(iii)	the liability is due to be settled within twelve months after the reporting period; or

(iv)	it does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.

All other liabilities are classified as non-current.

3.22 Segment reporting

Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM for the Group is identified as the Group’s Chief Executive Officer. The Group does not divide its operations into different segments and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system. As the Group’s operation and long-lived assets are substantially located in Malaysia, no geographical segments are presented.